UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31

Date of reporting period:	2/29/08

The following N-Q/A relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements. Separate N-Q Forms will be filed for these series, as appropriate.

Emerging Markets Opportunity Fund

FORM N-Q/A

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Emerging Markets Opportunity Fund
February 29, 2008 (Unaudited)

Common Stocks--96.3%	Shares	Value ($)

Argentina--.1%
Telecom Argentina, ADR	1,600 a	36,176
Brazil--14.9%
Banco Bradesco, ADR	8,900	279,371
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	4,300	186,577
Cia de Bebidas das Americas (AmBev), ADR (Preferred)	1,700	138,516
Cia Vale do Rio Doce (Preferred), Cl. A, ADR	11,300	393,692
Cia Vale do Rio Doce, ADR	14,600	428,072
GVT Holding	7,300 a	159,704
MRV Engenharia e Participacoes	8,000 a	186,894
Petroleo Brasileiro, ADR (Preferred)	13,200	1,292,676
Satipel Industrial	40,900	260,040
Tele Norte Leste Participacoes	3,900	147,392
Unibanco - Uniao de Bancos Brasileiros, GDR	1,900	257,678
		3,730,612
China--5.2%
Angang Steel, Cl. H	82,000	214,379
China COSCO Holdings, Cl. H	58,207	168,908
China Merchants Bank, Cl. H	68,500	236,564
China National Materials, H	199,000 a	201,264
China Petroleum & Chemical, Cl. H	100,000	109,188
China Telecom, Cl. H	205,000	152,335
PetroChina, Cl. H	152,000	223,660
		1,306,298
Hong Kong--3.8%
Beijing Enterprises Holdings	54,400	225,759
China Mobile	24,000	360,818
China Overseas Land & Investment	92,000	177,059
CNOOC	112,000	186,615
		950,251
Hungary--3.1%
Magyar Telecommunications, ADR	3,100	74,431
MOL Hungarian Oil, ADR	3,700	255,670
OTP Bank, GDR	5,400	452,595
		782,696
India--2.9%
Bharat Heavy Electricals	4,725	259,676
ICICI Bank, ADR	5,700	295,488
Reliance Industries	1,584	93,993
Reliance Industries, GDR	600 b	73,045
		722,202
Luxembourg--.9%
Tenaris, ADR	5,200	231,140
Peru--2.0%
Compania de Minas Buenaventura, ADR	3,600	273,708
Credicorp	3,200	237,856
		511,564
Poland--4.0%
KGHM Polska Miedz	5,960	279,197
PBG	1,550 a	211,262
Powszechna Kasa Oszczednosci Bank Polski	21,410	384,000
Telekomunikacja Polska	14,980	140,200
		1,014,659
Russia--11.2%

Gazprom, ADR	24,630	1,251,204
Integra Group Holdings, GDR	7,350 a	99,100
LSR Group, GDR	9,100 a	132,110
LUKOIL, ADR	4,500	333,900
MMC Norilsk Nickel, ADR	13,300	383,080
Mobile Telesystems, ADR	1,800	147,708
Sberbank, GDR	660	260,729
Severstal, GDR	8,650	221,517
		2,829,348
South Africa--8.5%
AngloGold Ashanti	2,720	97,184
ArcelorMittal South Africa	7,000	167,857
Impala Platinum Holdings	9,759	409,310
Kumba Iron Ore	6,880	278,833
MTN Group	22,066	349,815
Murray & Roberts Holdings	24,553	301,896
Sasol	4,940	253,543
Standard Bank Group	16,285	196,105
Telkom	5,700	102,076
		2,156,619
South Korea--14.1%
CJ Cheiljedang	680 a	191,606
Daelim Industrial	1,621	252,203
Dongbu Insurance	4,100	162,613
GS Engineering & Construction	1,943	297,127
GS Holdings	3,660	177,446
Hana Financial Group	2,740	121,649
Hyundai Heavy Industries	314	124,293
Hyundai Motor	1,525	106,851
Infopia	2,910	142,397
Kookmin Bank, ADR	2,100	128,583
Korea Exchange Bank	11,370	158,926
LG	2,690	186,899
LG Electronics	1,452	155,964
LG.Philips LCD, ADR	10,600	250,796
POSCO, ADR	2,700	365,310
Samsung Electronics	385	226,019
Samsung Electronics, GDR (Common)	606 b	183,221
Samsung Electronics, GDR (Preferred)	798 b	171,756
Shinsegae	237	147,352
		3,551,011
Taiwan--12.8%
Au Optronics	145,000	278,588
Cathay Financial Holding	138,889	353,606
China Steel	161,000	240,814
Far Eastern Textile	60,000	98,602
Farglory Land Development	52,000	183,937
First Financial Holding	343,000	310,650
High Tech Computer	14,000	291,158
HON HAI Precision Industry	37,190	221,200
NAN YA Plastic	116,000	273,880
Taiwan Cement	149,000	259,745
Taiwan Fertilizer	54,000	215,424
Taiwan Semiconductor Manufacturing, ADR	32,609	317,612
Uni-President Enterprises	138,000	199,623
		3,244,839
Thailand--3.4%
Banpu Public	9,700	147,630
Kasikornbank	73,900	210,015

PTT	17,300	187,071
Siam Commercial Bank	52,700	146,438
Thai Oil	68,600	171,281
		862,435
Turkey--3.4%
KOC Holding	68,108 a	255,514
Turk Hava Yollari	35,933 a	212,466
Turkiye Garanti Bankasi	39,504	235,409
Turkiye Halk Bankasi	25,156 a	160,394
		863,783
United States--6.0%
iShares MSCI Emerging Markets Index Fund	8,750	1,220,450
Southern Copper	2,600	296,686
		1,517,136
Total Common Stocks
(cost $1,889,405)		24,310,769

Preferred Stocks--1.7%

Brazil
Bradespar	6,700	174,355
Investimentos Itau	42,058	267,402
Total Preferred Stocks
(cost $351,658)		441,757

Total Investments (cost $2,241,063)	98.0%	24,752,526
Cash and Receivables (Net)	2.0%	499,383
Net Assets	100.0%	25,251,909

ADR - American Depository Receipts
GDR - Global Depository Receipts
a	Non-income producing security.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, these securities amounted to $428,022 or 1.7% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 5, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 5, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)